Note 7 Fair value and carrying amount of the financial instruments (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Assets-liabilities [Line Items]
Cash and cash equivalents	€ 71,858	€ 79,756	€ 81,508	€ 67,799